December 31, 2009	• Pacific Select Fund • Separate Account A of Pacific Life & Annuity Company

Annual
Reports

TABLE OF CONTENTS

PACIFIC SELECT FUND
Chairman’s Letter	A-1
Performance Discussion	A-3
Schedules of Investments, Financial Statements and Financial Highlights:
Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-7
Statements of Changes in Net Assets	C-13
Statements of Cash Flows	C-19
Financial Highlights	C-20

Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	D-1
Financial Statements:
Statements of Assets and Liabilities	E-1
Statements of Operations	E-3
Statements of Changes in Net Assets	E-5
Financial Highlights	E-6
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Disclosure of Fund Expenses	H-1
Trustees and Officers Information	H-3
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-7
Where to Go for More Information	H-11

The 2009 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2009 Annual reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Diversified Bond	Diversified Bond	7,135,363	$68,709,666	$68,094,237
Floating Rate Loan	Floating Rate Loan	4,351,435	35,466,270	31,869,200
High Yield Bond	High Yield Bond	4,552,012	26,817,815	27,592,769
Inflation Managed	Inflation Managed	11,219,681	122,775,247	124,142,747
Managed Bond	Managed Bond	11,159,372	121,511,782	123,710,054
Money Market	Money Market	695,028	7,009,988	7,013,788
Short Duration Bond	Short Duration Bond	4,864,931	45,766,860	45,130,081
American Funds® Growth	American Funds Growth	3,419,684	27,034,614	24,338,190
American Funds Growth-Income	American Funds Growth-Income	5,028,852	48,938,794	42,288,944
Comstock	Comstock	8,389,022	71,236,494	63,349,373
Diversified Research	Diversified Research	1,316,718	11,611,785	11,669,136
Equity	Equity	22,157	328,980	333,208
Equity Index	Equity Index	3,779,732	86,072,570	92,166,443
Focused 30	Focused 30	102,157	785,501	1,156,675
Growth LT	Growth LT	1,924,715	35,226,071	34,729,337
Large-Cap Growth	Large-Cap Growth	7,447,048	36,089,799	38,511,230
Large-Cap Value	Large-Cap Value	9,053,284	96,322,861	95,081,924
Long/Short Large-Cap	Long/Short Large-Cap	5,627,130	46,763,347	46,707,473
Main Street® Core	Main Street Core	1,902,968	31,853,490	32,034,313
Mid-Cap Equity	Mid-Cap Equity	4,301,667	49,036,768	51,732,226
Mid-Cap Growth	Mid-Cap Growth	4,113,098	28,364,524	30,984,232
Mid-Cap Value (1)	Mid-Cap Value	2,766,384	27,574,536	32,993,517
Small-Cap Equity	Small-Cap Equity	1,845,982	22,088,839	22,051,868
Small-Cap Growth	Small-Cap Growth	1,719,536	15,675,849	16,185,226
Small-Cap Index	Small-Cap Index	396,340	3,523,086	3,659,895
Small-Cap Value	Small-Cap Value	1,592,307	16,940,819	17,749,234
Emerging Markets	Emerging Markets	3,117,594	36,506,207	42,400,876
International Large-Cap	International Large-Cap	11,846,557	76,956,609	71,961,795
International Small-Cap	International Small-Cap	3,906,667	31,107,916	27,127,221
International Value	International Value	5,097,250	56,162,542	55,799,353
Health Sciences	Health Sciences	87,707	711,838	822,587
Real Estate	Real Estate	1,304,746	16,520,151	14,746,182
Technology	Technology	134,459	514,951	611,824
American Funds Asset Allocation (1)	American Funds Asset Allocation	259,614	3,046,931	3,313,533
Multi-Strategy	Multi-Strategy	42,223	536,834	450,013
Pacific Dynamix — Conservative Growth (1)	Pacific Dynamix — Conservative Growth	48,498	535,618	542,795
Pacific Dynamix — Moderate Growth (1)	Pacific Dynamix — Moderate Growth	95,249	1,085,613	1,121,163
Pacific Dynamix — Growth (1)	Pacific Dynamix — Growth	35,762	419,935	432,700

	AIM Variable Insurance Funds
AIM V.I. PowerShares ETF Allocation Series II (1)	AIM V.I. PowerShares ETF Allocation Series II	59,291	737,629	809,914

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	240,772	2,296,151	2,547,363

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	2,494,920	29,669,358	33,481,824

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	668,270	4,227,649	4,771,450

	GE Investments Funds, Inc.
GE Investments Total Return Class 3 (1)	GE Investments Total Return Class 3	201,228	3,034,777	3,048,600

	Van Kampen Life Investment Trust
Van Kampen LIT Global Tactical Asset Allocation Class II (1)	Van Kampen LIT Global Tactical Asset Allocation Class II	28,029	331,279	339,147

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Equity Index	JPMorgan Insurance Trust Equity Index	1,797	21,365	17,518
JPMorgan Insurance Trust U.S. Equity (2)	JPMorgan Insurance Trust U.S. Equity (2)	43,409	714,470	604,687

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Formerly named JPMorgan Insurance Trust Diversified Equity Variable Account and JPMorgan Insurance Trust Diversified Equity Portfolio.
American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

I-1

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

ASSETS
Investments in affiliated mutual funds, at value	$68,094,237	$31,869,200	$27,592,769	$124,142,747	$123,710,054	$7,013,788	$45,130,081
Receivables:
Due from Pacific Life & Annuity Company	32,808	12,927	35,759	74,837	56,101	593	22,191

Total Assets	68,127,045	31,882,127	27,628,528	124,217,584	123,766,155	7,014,381	45,152,272

LIABILITIES
Payables:
Fund shares purchased	32,808	12,927	35,759	74,837	56,101	313	20,873
Other	7,452	3,478	2,263	9,958	8,430	—	—

Total Liabilities	40,260	16,405	38,022	84,795	64,531	313	20,873

NET ASSETS	$68,086,785	$31,865,722	$27,590,506	$124,132,789	$123,701,624	$7,014,068	$45,131,399

Units Outstanding	6,489,131	3,859,677	2,083,452	8,651,634	8,356,476	669,267	4,347,541

Accumulation Unit Value	$10.01-$11.05	$8.21-$10.21	$10.27-$16.41	$10.04-$19.57	$10.06-$20.82	$9.85-$13.25	$9.98-$11.35

Cost of Investments	$68,709,666	$35,466,270	$26,817,815	$122,775,247	$121,511,782	$7,009,988	$45,766,860

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$24,338,190	$42,288,944	$63,349,373	$11,669,136	$333,208	$92,166,443	$1,156,675
Receivables:
Due from Pacific Life & Annuity Company	4,339	9,294	12,604	1,377	—	49,755	20,799
Fund shares redeemed	—	—	—	—	12	—	—

Total Assets	24,342,529	42,298,238	63,361,977	11,670,513	333,220	92,216,198	1,177,474

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	12	—	—
Fund shares purchased	4,339	9,294	12,604	1,156	—	49,755	20,726
Other	284	2,409	4,872	—	31	10,396	—

Total Liabilities	4,623	11,703	17,476	1,156	43	60,151	20,726

NET ASSETS	$24,337,906	$42,286,535	$63,344,501	$11,669,357	$333,177	$92,156,047	$1,156,748

Units Outstanding	2,427,626	4,454,342	6,950,276	1,276,681	40,243	9,764,864	83,895

Accumulation Unit Value	$7.50 - $11.19	$7.51 - $10.72	$7.01 - $10.60	$7.34 - $10.86	$7.60 - $8.34	$7.38 - $18.17	$7.30 - $15.55

Cost of Investments	$27,034,614	$48,938,794	$71,236,494	$11,611,785	$328,980	$86,072,570	$785,501

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$34,729,337	$38,511,230	$95,081,924	$46,707,473	$32,034,313	$51,732,226	$30,984,232
Receivables:
Due from Pacific Life & Annuity Company	5,573	—	21,166	8,197	8,450	4,571	2,149
Fund shares redeemed	—	896	—	—	—	—	—

Total Assets	34,734,910	38,512,126	95,103,090	46,715,670	32,042,763	51,736,797	30,986,381

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	896	—	—	—	—	—
Fund shares purchased	5,573	—	21,166	8,197	8,450	4,571	2,149
Other	2,116	1,352	6,055	5,809	608	610	2,915

Total Liabilities	7,689	2,248	27,221	14,006	9,058	5,181	5,064

NET ASSETS	$34,727,221	$38,509,878	$95,075,869	$46,701,664	$32,033,705	$51,731,616	$30,981,317

Units Outstanding	3,337,829	5,334,327	9,867,723	5,701,649	3,631,134	4,611,758	3,110,344

Accumulation Unit Value	$8.03 - $21.61	$5.74 - $11.05	$7.37 - $12.24	$8.05 - $10.73	$7.28 - $14.99	$7.07 - $18.40	$7.67 - $10.90

Cost of Investments	$35,226,071	$36,089,799	$96,322,861	$46,763,347	$31,853,490	$49,036,768	$28,364,524

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value	Equity	Growth	Index	Value	Markets	Large-Cap

ASSETS
Investments in affiliated mutual funds, at value	$32,993,517	$22,051,868	$16,185,226	$3,659,895	$17,749,234	$42,400,876	$71,961,795
Receivables:
Due from Pacific Life & Annuity Company	5,834	4,841	923	787	2,793	22,553	4,667
Fund shares redeemed	—	—	—	218	—	—	—

Total Assets	32,999,351	22,056,709	16,186,149	3,660,900	17,752,027	42,423,429	71,966,462

LIABILITIES
Payables:
Fund shares purchased	5,834	4,841	923	—	2,793	14,859	4,667
Other	4,210	2,596	1,039	—	909	—	2,273

Total Liabilities	10,044	7,437	1,962	—	3,702	14,859	6,940

NET ASSETS	$32,989,307	$22,049,272	$16,184,187	$3,660,900	$17,748,325	$42,408,570	$71,959,522

Units Outstanding	2,520,417	1,803,360	1,742,004	333,744	1,138,717	1,471,354	5,365,802

Accumulation Unit Value	$11.00 - $13.20	$8.96 - $13.71	$7.86 - $11.10	$7.25 - $13.69	$8.03 - $19.70	$9.43 - $46.39	$8.33 - $15.53

Cost of Investments	$27,574,536	$22,088,839	$15,675,849	$3,523,086	$16,940,819	$36,506,207	$76,956,609

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$27,127,221	$55,799,353	$822,587	$14,746,182	$611,824	$3,313,533	$450,013
Receivables:
Due from Pacific Life & Annuity Company	7,063	26,157	—	19,379	—	51,734	—
Fund shares redeemed	—	—	619	—	36	—	21

Total Assets	27,134,284	55,825,510	823,206	14,765,561	611,860	3,365,267	450,034

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	619	—	36	—	21
Fund shares purchased	7,063	26,157	—	19,379	—	51,734	—
Other	2,389	1,420	52	644	18	211	26

Total Liabilities	9,452	27,577	671	20,023	54	51,945	47

NET ASSETS	$27,124,832	$55,797,933	$822,535	$14,745,538	$611,806	$3,313,322	$449,987

Units Outstanding	4,010,926	5,736,169	68,378	1,070,801	71,735	258,772	53,117

Accumulation Unit Value	$5.96 - $10.28	$6.09 - $12.11	$9.22 - $12.84	$6.03 - $25.01	$4.99 - $8.92	$10.58 - $12.85	$6.34 - $13.35

Cost of Investments	$31,107,916	$56,162,542	$711,838	$16,520,151	$514,951	$3,046,931	$536,834

							Franklin
	Pacific	Pacific		AIM V.I.	AllianceBernstein		Templeton VIP
	Dynamix -	Dynamix -	Pacific	PowerShares	VPS Balanced	BlackRock	Founding Funds
	Conservative	Moderate	Dynamix -	ETF Allocation	Wealth Strategy	Global Allocation	Allocation
	Growth	Growth	Growth	Series II	Class B	V.I. Class III	Class 4

ASSETS
Investments in affiliated mutual funds, at value	$542,795	$1,121,163	$432,700	$—	$—	$—	$—
Investments in mutual funds, at value	—	—	—	809,914	2,547,363	33,481,824	4,771,450
Receivables:
Fund shares redeemed	19	41	15	34	600	5,884	210

Total Assets	542,814	1,121,204	432,715	809,948	2,547,963	33,487,708	4,771,660

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	19	41	15	34	600	5,884	210
Other	30	54	20	46	165	2,039	263

Total Liabilities	49	95	35	80	765	7,923	473

NET ASSETS	$542,765	$1,121,109	$432,680	$809,868	$2,547,198	$33,479,785	$4,771,187

Units Outstanding	47,913	94,587	35,100	60,756	294,149	3,564,014	565,335

Accumulation Unit Value	$11.29 - $11.34	$11.81 - $11.87	$12.28 - $12.34	$13.29 - $13.38	$8.61 - $8.71	$9.29 - $10.38	$8.35 - $10.56

Cost of Investments	$535,618	$1,085,613	$419,935	$737,629	$2,296,151	$29,669,358	$4,227,649

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009

	Variable Accounts
		Van Kampen
	GE	LIT Global
	Investments	Tactical	JPMorgan	JPMorgan
	Total Return	Asset Allocation	Insurance Trust	Insurance Trust
	Class 3	Class II	Equity Index	U.S. Equity(1)

ASSETS
Investments in mutual funds, at value	$3,048,600	$339,147	$17,518	$604,687
Receivables:
Fund shares redeemed	160	15	1	24

Total Assets	3,048,760	339,162	17,519	604,711

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	160	15	1	24
Other	305	22	1	48

Total Liabilities	465	37	2	72

NET ASSETS	$3,048,295	$339,125	$17,517	$604,639

Units Outstanding	243,856	26,945	1,753	53,887

Accumulation Unit Value	$12.44 - $12.54	$12.56 - $12.64	$9.99 - $9.99	$11.13 - $11.26

Cost of Investments	$3,034,777	$331,279	$21,365	$714,470

(1)	Formerly named JPMorgan Insurance Trust Diversified Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$2,243,070	$1,246,215	$1,793,701	$4,494,284	$7,220,102	$26,045	$1,235,778
EXPENSES
Mortality and expense risk, administrative and other fees	944,426	414,882	331,559	1,780,021	1,718,150	194,294	668,082

Net Investment Income (Loss)	1,298,644	831,333	1,462,142	2,714,263	5,501,952	(168,249)	567,696

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(830,215)	(1,296,392)	(539,999)	(1,469,631)	(372,316)	(24,809)	(868,947)
Capital gain distributions from affiliated mutual fund investments	—	—	—	4,187,477	6,786,484	—	—

Realized Gain (Loss)	(830,215)	(1,296,392)	(539,999)	2,717,846	6,414,168	(24,809)	(868,947)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	5,978,588	5,287,068	5,363,276	12,559,649	5,687,804	22,696	2,814,887

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,447,017	$4,822,009	$6,285,419	$17,991,758	$17,603,924	($170,362)	$2,513,636

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$25,756	$444,910	$765,640	$175,884	$2,739	$1,389,618	$—
EXPENSES
Mortality and expense risk, administrative and other fees	418,936	585,173	851,953	207,728	3,226	1,071,040	53,640

Net Investment Income (Loss)	(393,180)	(140,263)	(86,313)	(31,844)	(487)	318,578	(53,640)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(14,335,944)	(2,065,943)	(2,455,464)	(7,143,049)	(11,374)	(2,073,362)	(5,451,861)
Capital gain distributions from affiliated mutual fund investments	5,028,657	3,634,477	—	—	—	—	—

Realized Gain (Loss)	(9,307,287)	1,568,534	(2,455,464)	(7,143,049)	(11,374)	(2,073,362)	(5,451,861)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	17,250,383	7,892,177	16,476,848	10,033,369	96,565	20,810,402	6,757,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,549,916	$9,320,448	$13,935,071	$2,858,476	$84,704	$19,055,618	$1,252,206

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$300,386	$19,256	$1,702,737	$309,989	$431,352	$514,617	$87,742
EXPENSES
Mortality and expense risk, administrative and other fees	470,809	445,768	1,223,219	577,429	510,148	899,371	392,158

Net Investment Income (Loss)	(170,423)	(426,512)	479,518	(267,440)	(78,796)	(384,754)	(304,416)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(1,595,936)	(1,681,017)	(1,852,948)	(742,206)	(9,381,017)	(40,826,480)	(1,102,001)

Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	38,331

Realized Loss	(1,595,936)	(1,681,017)	(1,852,948)	(742,206)	(9,381,017)	(40,826,480)	(1,063,670)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	10,619,044	12,120,361	19,049,189	10,645,578	16,704,598	57,040,200	12,051,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,852,685	$10,012,832	$17,675,759	$9,635,932	$7,244,785	$15,828,966	$10,683,473

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value(1)	Equity	Growth	Index	Value	Markets	Large-Cap

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$188,476	$139,812	$—	$37,565	$378,867	$304,667	$982,463
EXPENSES
Mortality and expense risk, administrative and other fees	324,369	314,775	242,070	49,415	222,999	555,074	995,977

Net Investment Income (Loss)	(135,893)	(174,963)	(242,070)	(11,850)	155,868	(250,407)	(13,514)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	54,624	(858,318)	(4,167,970)	(199,420)	(585,050)	(4,304,853)	(5,906,178)
Capital gain distributions from affiliated mutual fund investments	2,407,298	—	—	192,968	—	5,298,388	—

Realized Gain (Loss)	2,461,922	(858,318)	(4,167,970)	(6,452)	(585,050)	993,535	(5,906,178)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	5,418,981	5,870,565	9,781,586	739,233	4,160,058	19,233,275	23,815,081

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,745,010	$4,837,284	$5,371,546	$720,931	$3,730,876	$19,976,403	$17,895,389

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation(1)	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$330,071	$1,112,158	$551	$244,286	$—	$54,353	$23,263
EXPENSES
Mortality and expense risk, administrative and other fees	371,843	882,558	8,300	191,120	5,929	15,495	7,104

Net Investment Income (Loss)	(41,772)	229,600	(7,749)	53,166	(5,929)	38,858	16,159

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(1,840,660)	(29,294,072)	(15,008)	(2,844,902)	(35,819)	(2,213)	(59,083)
Capital gain distributions from affiliated mutual fund investments	—	—	—	110,899	—	—	—

Realized Loss	(1,840,660)	(29,294,072)	(15,008)	(2,734,003)	(35,819)	(2,213)	(59,083)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	8,238,506	40,684,402	148,399	6,582,200	182,992	266,602	124,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,356,074	$11,619,930	$125,642	$3,901,363	$141,244	$303,247	$81,672

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth(1)	Growth(1)	Growth(1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$5,857	$10,503	$2,934
EXPENSES
Mortality and expense risk, administrative and other fees	1,718	3,468	1,658

Net Investment Gain	4,139	7,035	1,276

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(3)	(30)	(11)
Capital gain distributions from affiliated mutual fund investments	5,266	7,165	8,787

Realized Gain	5,263	7,135	8,776

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	7,177	35,550	12,765

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,579	$49,720	$22,817

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
				Franklin		Van Kampen
	AIM V.I.	AllianceBernstein		Templeton VIP	GE	LIT Global
	PowerShares	VPS Balanced	BlackRock	Founding Funds	Investments	Tactical
	ETF Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Asset Allocation
	Series II(1)	Class B	V.I. Class III	Class 4	Class 3(1)	Class II(1)

INVESTMENT INCOME
Dividends from mutual fund investments	$6,061	$14,301	$543,949	$105,203	$39,609	$3,807
EXPENSES
Mortality and expense risk, administrative and other fees	4,206	29,000	367,516	46,890	18,473	1,295

Net Investment Gain (Loss)	1,855	(14,699)	176,433	58,313	21,136	2,512

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(130)	(290,785)	(239,854)	(56,563)	323,692	146
Capital gain distributions from mutual fund investments	1,132	—	—	—	—	7,543

Realized Gain (Loss)	1,002	(290,785)	(239,854)	(56,563)	323,692	7,689

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	72,286	637,940	5,088,220	895,148	13,823	7,868

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,143	$332,456	$5,024,799	$896,898	$358,651	$18,069

	JPMorgan	JPMorgan
	Insurance Trust	Insurance Trust
	Equity Index	U.S. Equity(2)

INVESTMENT INCOME
Dividends from mutual fund investments	$373	$20,156
EXPENSES
Mortality and expense risk, administrative and other fees	207	8,457

Net Investment Income	166	11,699

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(94)	(173,399)
Capital gain distributions from mutual fund investments	—	—

Realized Loss	(94)	(173,399)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	3,396	310,999

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,468	$149,299

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Formerly named JPMorgan Insurance Trust Diversified Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Diversified Bond		Floating Rate Loan		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,298,644	$1,187,302	$831,333	$1,179,490	$1,462,142	$992,868
Realized loss	(830,215)	(981,970)	(1,296,392)	(448,115)	(539,999)	(212,641)
Change in unrealized appreciation (depreciation) on investments	5,978,588	(5,204,147)	5,287,068	(7,951,736)	5,363,276	(4,318,384)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,447,017	(4,998,815)	4,822,009	(7,220,361)	6,285,419	(3,538,157)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,018,350	8,054,715	2,339,263	3,222,365	1,899,857	2,023,774
Transfers between variable and fixed accounts, net	9,662,299	3,690,639	7,547,608	6,446,289	7,745,758	2,830,338
Contract maintenance charges	(750,297)	(527,220)	(324,436)	(184,253)	(302,060)	(108,821)
Contract benefits and terminations	(2,860,751)	(3,433,511)	(1,316,473)	(1,489,831)	(1,045,024)	(1,176,238)
Other	(2,002)	1,745	(1,382)	378	(1,362)	544

Net Increase in Net Assets Derived from Contract Owner Transactions	11,067,599	7,786,368	8,244,580	7,994,948	8,297,169	3,569,597

NET INCREASE IN NET ASSETS	17,514,616	2,787,553	13,066,589	774,587	14,582,588	31,440

NET ASSETS
Beginning of Year	50,572,169	47,784,616	18,799,133	18,024,546	13,007,918	12,976,478

End of Year	$68,086,785	$50,572,169	$31,865,722	$18,799,133	$27,590,506	$13,007,918

	Inflation Managed		Managed Bond		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,714,263	$1,221,968	$5,501,952	$2,647,524	($168,249)	$41,080
Realized gain (loss)	2,717,846	(779,077)	6,414,168	243,524	(24,809)	19,929
Change in unrealized appreciation (depreciation) on investments	12,559,649	(12,344,945)	5,687,804	(6,153,489)	22,696	(15,560)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,991,758	(11,902,054)	17,603,924	(3,262,441)	(170,362)	45,449

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,056,778	17,321,622	8,591,410	13,924,899	460,635	628,003
Transfers between variable and fixed accounts, net	7,069,992	(1,620,036)	13,841,024	3,270,467	(249,704)	12,977,042
Contract maintenance charges	(1,456,296)	(1,108,524)	(1,322,434)	(847,295)	(96,166)	(181,960)
Contract benefits and terminations	(4,916,786)	(6,904,911)	(4,946,949)	(6,228,641)	(5,012,690)	(7,266,645)
Other	(2,219)	837	(2,884)	591	686	(323)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,751,469	7,688,988	16,160,167	10,120,021	(4,897,239)	6,156,117

NET INCREASE (DECREASE) IN NET ASSETS	27,743,227	(4,213,066)	33,764,091	6,857,580	(5,067,601)	6,201,566

NET ASSETS
Beginning of Year	96,389,562	100,602,628	89,937,533	83,079,953	12,081,669	5,880,103

End of Year	$124,132,789	$96,389,562	$123,701,624	$89,937,533	$7,014,068	$12,081,669

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$567,696	$900,356	($393,180)	($376,457)	($140,263)	($99,576)
Realized gain (loss)	(868,947)	(332,440)	(9,307,287)	4,754,740	1,568,534	194,938
Change in unrealized appreciation (depreciation) on investments	2,814,887	(3,387,184)	17,250,383	(26,742,772)	7,892,177	(17,932,912)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,513,636	(2,819,268)	7,549,916	(22,364,489)	9,320,448	(17,837,550)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,548,184	6,034,390	2,121,092	6,977,494	2,758,366	7,556,409
Transfers between variable and fixed accounts, net	1,239,014	5,772,684	(15,468,992)	13,779,055	2,025,798	(4,337,192)
Contract maintenance charges	(546,349)	(413,012)	(306,867)	(387,907)	(496,837)	(398,951)
Contract benefits and terminations	(2,046,606)	(2,891,900)	(887,318)	(1,848,772)	(1,183,181)	(1,834,662)
Other	253	(24)	2,616	(1,957)	(302)	(520)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,194,496	8,502,138	(14,539,469)	18,517,913	3,103,844	985,084

NET INCREASE (DECREASE) IN NET ASSETS	4,708,132	5,682,870	(6,989,553)	(3,846,576)	12,424,292	(16,852,466)

NET ASSETS
Beginning of Year	40,423,267	34,740,397	31,327,459	35,174,035	29,862,243	46,714,709

End of Year	$45,131,399	$40,423,267	$24,337,906	$31,327,459	$42,286,535	$29,862,243

	Comstock		Diversified Research		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($86,313)	$272,453	($31,844)	($133,298)	($487)	($1,353)
Realized gain (loss)	(2,455,464)	(867,625)	(7,143,049)	2,620,593	(11,374)	18,429
Change in unrealized appreciation (depreciation) on investments	16,476,848	(22,573,309)	10,033,369	(12,597,545)	96,565	(125,015)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,935,071	(23,168,481)	2,858,476	(10,110,250)	84,704	(107,939)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,962,037	10,131,905	957,299	4,413,797	102,933	20,858
Transfers between variable and fixed accounts, net	6,847,704	(6,041,135)	(7,951,091)	(7,677,829)	7,164	(62,746)
Contract maintenance charges	(666,096)	(550,201)	(188,541)	(250,665)	(33)	(26)
Contract benefits and terminations	(1,825,376)	(3,074,734)	(413,744)	(1,288,752)	(13,686)	(4,026)
Other	(1,050)	(1,140)	1,456	1,417	(20)	9

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,317,219	464,695	(7,594,621)	(4,802,032)	96,358	(45,931)

NET INCREASE (DECREASE) IN NET ASSETS	22,252,290	(22,703,786)	(4,736,145)	(14,912,282)	181,062	(153,870)

NET ASSETS
Beginning of Year	41,092,211	63,795,997	16,405,502	31,317,784	152,115	305,985

End of Year	$63,344,501	$41,092,211	$11,669,357	$16,405,502	$333,177	$152,115

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$318,578	$286,847	($53,640)	($107,791)	($170,423)	($280,824)
Realized gain (loss)	(2,073,362)	1,051,464	(5,451,861)	474,193	(1,595,936)	3,182,878
Change in unrealized appreciation (depreciation) on investments	20,810,402	(17,263,319)	6,757,707	(6,804,636)	10,619,044	(17,661,444)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,055,618	(15,925,008)	1,252,206	(6,438,234)	8,852,685	(14,759,390)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,092,515	5,261,933	385,282	1,422,709	2,217,037	5,046,717
Transfers between variable and fixed accounts, net	41,905,737	22,432,936	(8,011,759)	12,165,715	1,775,769	9,350,652
Contract maintenance charges	(835,829)	(273,763)	(29,852)	(45,803)	(363,106)	(278,336)
Contract benefits and terminations	(2,430,519)	(1,587,298)	(115,734)	(336,817)	(1,015,678)	(1,329,638)
Other	(6,158)	(2,306)	601	(1,434)	(401)	(2,808)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	43,725,746	25,831,502	(7,771,462)	13,204,370	2,613,621	12,786,587

NET INCREASE (DECREASE) IN NET ASSETS	62,781,364	9,906,494	(6,519,256)	6,766,136	11,466,306	(1,972,803)

NET ASSETS
Beginning of Year	29,374,683	19,468,189	7,676,004	909,868	23,260,915	25,233,718

End of Year	$92,156,047	$29,374,683	$1,156,748	$7,676,004	$34,727,221	$23,260,915

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($426,512)	($293,489)	$479,518	$173,620	($267,440)	($113,593)
Realized gain (loss)	(1,681,017)	3,437,425	(1,852,948)	1,545,599	(742,206)	(306,811)
Change in unrealized appreciation (depreciation) on investments	12,120,361	(15,101,864)	19,049,189	(28,237,638)	10,645,578	(10,701,451)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,012,832	(11,957,928)	17,675,759	(26,518,419)	9,635,932	(11,121,855)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,071,833	3,326,680	5,766,554	11,221,952	2,722,192	3,168,611
Transfers between variable and fixed accounts, net	14,607,029	2,080,465	23,571,029	7,038,794	14,395,407	30,517,168
Contract maintenance charges	(377,076)	(167,145)	(945,436)	(621,027)	(450,412)	(138,971)
Contract benefits and terminations	(1,000,447)	(1,057,254)	(2,815,116)	(3,397,618)	(1,273,875)	(745,862)
Other	(1,919)	(1,834)	(2,760)	(636)	(2,492)	(4,179)

Net Increase in Net Assets Derived from Contract Owner Transactions	15,299,420	4,180,912	25,574,271	14,241,465	15,390,820	32,796,767

NET INCREASE (DECREASE) IN NET ASSETS	25,312,252	(7,777,016)	43,250,030	(12,276,954)	25,026,752	21,674,912

NET ASSETS
Beginning of Year or Period	13,197,626	20,974,642	51,825,839	64,102,793	21,674,912	—

End of Year or Period	$38,509,878	$13,197,626	$95,075,869	$51,825,839	$46,701,664	$21,674,912

(1)	Operations commenced on May 2, 2008.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Main Street Core		Mid-Cap Equity(1)		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($78,796)	($65,311)	($384,754)	$79,181	($304,416)	($320,323)
Realized gain (loss)	(9,381,017)	4,005,716	(40,826,480)	10,292,585	(1,063,670)	2,631,814
Change in unrealized appreciation (depreciation) on investments	16,704,598	(23,982,738)	57,040,200	(52,561,314)	12,051,559	(14,010,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,244,785	(20,042,333)	15,828,966	(42,189,548)	10,683,473	(11,698,553)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,543,718	8,399,218	4,485,688	17,228,252	1,701,223	3,989,488
Transfers between variable and fixed accounts, net	(10,465,389)	(1,259,879)	(37,085,544)	5,100,296	5,857,117	(5,386,581)
Contract maintenance charges	(388,320)	(462,057)	(700,848)	(979,436)	(313,586)	(226,554)
Contract benefits and terminations	(1,142,625)	(2,641,310)	(1,970,062)	(4,686,493)	(859,903)	(1,200,404)
Other	2,293	(305)	5,783	(2,934)	(1,227)	1,190

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,450,323)	4,035,667	(35,264,983)	16,659,685	6,383,624	(2,822,861)

NET INCREASE (DECREASE) IN NET ASSETS	(2,205,538)	(16,006,666)	(19,436,017)	(25,529,863)	17,067,097	(14,521,414)

NET ASSETS
Beginning of Year	34,239,243	50,245,909	71,167,633	96,697,496	13,914,220	28,435,634

End of Year	$32,033,705	$34,239,243	$51,731,616	$71,167,633	$30,981,317	$13,914,220

	Mid-Cap Value(2)		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($135,893)		($174,963)	($179,251)	($242,070)	($292,006)
Realized gain (loss)	2,461,922		(858,318)	23,168	(4,167,970)	1,338,333
Change in unrealized appreciation (depreciation) on investments	5,418,981		5,870,565	(6,110,195)	9,781,586	(12,059,388)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,745,010		4,837,284	(6,266,278)	5,371,546	(11,013,061)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,366,784		1,349,884	3,206,976	1,148,478	3,420,936
Transfers between variable and fixed accounts, net	24,829,845		(791,320)	10,354,827	(4,253,031)	5,077,194
Contract maintenance charges	(254,594)		(256,730)	(188,766)	(187,740)	(181,596)
Contract benefits and terminations	(694,071)		(585,561)	(716,288)	(461,806)	(843,517)
Other	(3,667)		(575)	(3,076)	51	(1,588)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	25,244,297		(284,302)	12,653,673	(3,754,048)	7,471,429

NET INCREASE (DECREASE) IN NET ASSETS	32,989,307		4,552,982	6,387,395	1,617,498	(3,541,632)

NET ASSETS
Beginning of Year or Period	—		17,496,290	11,108,895	14,566,689	18,108,321

End of Year or Period	$32,989,307		$22,049,272	$17,496,290	$16,184,187	$14,566,689

(1)	Formerly named Mid-Cap Value Variable Account.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Small-Cap Index		Small-Cap Value		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,850)	($92,669)	$155,868	$104,679	($250,407)	$43,972
Realized gain (loss)	(6,452)	(2,011,480)	(585,050)	819,460	993,535	5,318,818
Change in unrealized appreciation (depreciation) on investments	739,233	(537,954)	4,160,058	(4,479,972)	19,233,275	(25,026,631)

Net Increase (Decrease) in Net Assets Resulting from Operations	720,931	(2,642,103)	3,730,876	(3,555,833)	19,976,403	(19,663,841)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	99,788	2,071,373	1,023,930	1,790,749	2,554,869	6,284,162
Transfers between variable and fixed accounts, net	115,262	(20,640,348)	4,758,313	960,986	(3,058,845)	(46,851)
Contract maintenance charges	(36,156)	(122,972)	(172,216)	(70,688)	(426,982)	(336,220)
Contract benefits and terminations	(105,671)	(580,351)	(491,143)	(666,566)	(1,079,911)	(1,668,549)
Other	(200)	348	(399)	(669)	4,135	(8,697)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	73,023	(19,271,950)	5,118,485	2,013,812	(2,006,734)	4,223,845

NET INCREASE (DECREASE) IN NET ASSETS	793,954	(21,914,053)	8,849,361	(1,542,021)	17,969,669	(15,439,996)

NET ASSETS
Beginning of Year	2,866,946	24,780,999	8,898,964	10,440,985	24,438,901	39,878,897

End of Year	$3,660,900	$2,866,946	$17,748,325	$8,898,964	$42,408,570	$24,438,901

	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($13,514)	$462,719	($41,772)	$152,736	$229,600	$1,305,798
Realized gain (loss)	(5,906,178)	13,495,309	(1,840,660)	(1,034,958)	(29,294,072)	1,085,402
Change in unrealized appreciation (depreciation) on investments	23,815,081	(41,221,138)	8,238,506	(12,968,479)	40,684,402	(47,572,394)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,895,389	(27,263,110)	6,356,074	(13,850,701)	11,619,930	(45,181,194)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,575,085	11,705,573	1,828,706	4,621,919	4,564,320	14,499,035
Transfers between variable and fixed accounts, net	(761,676)	4,979,763	2,496,926	1,782,341	(15,787,163)	11,981,545
Contract maintenance charges	(801,077)	(657,341)	(291,858)	(245,379)	(694,363)	(779,645)
Contract benefits and terminations	(2,174,592)	(3,164,123)	(757,503)	(1,118,298)	(1,885,111)	(3,765,816)
Other	217	(7,248)	(946)	606	2,898	(2,066)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	837,957	12,856,624	3,275,325	5,041,189	(13,799,419)	21,933,053

NET INCREASE (DECREASE) IN NET ASSETS	18,733,346	(14,406,486)	9,631,399	(8,809,512)	(2,179,489)	(23,248,141)

NET ASSETS
Beginning of Year	53,226,176	67,632,662	17,493,433	26,302,945	57,977,422	81,225,563

End of Year	$71,959,522	$53,226,176	$27,124,832	$17,493,433	$55,797,933	$57,977,422

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Health Sciences		Real Estate		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,749)	($2,496)	$53,166	$314,409	($5,929)	($6,593)
Realized gain (loss)	(15,008)	31,134	(2,734,003)	2,563,180	(35,819)	28,592
Change in unrealized appreciation (depreciation) on investments	148,399	(179,342)	6,582,200	(8,554,327)	182,992	(312,153)

Net Increase (Decrease) in Net Assets Resulting from Operations	125,642	(150,704)	3,901,363	(5,676,738)	141,244	(290,154)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	75,718	15,747	833,687	3,160,027	41,545	13,445
Transfers between variable and fixed accounts, net	317,961	6,220	177,325	(5,099,552)	221,932	69,369
Contract maintenance charges	(1,401)	(154)	(157,066)	(194,201)	(3,064)	(116)
Contract benefits and terminations	(22,911)	(37,751)	(339,059)	(711,397)	(29,493)	(28,444)
Other	(23)	13	(1,560)	(5,000)	(8)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	369,344	(15,925)	513,327	(2,850,123)	230,912	54,254

NET INCREASE (DECREASE) IN NET ASSETS	494,986	(166,629)	4,414,690	(8,526,861)	372,156	(235,900)

NET ASSETS
Beginning of Year	327,549	494,178	10,330,848	18,857,709	239,650	475,550

End of Year	$822,535	$327,549	$14,745,538	$10,330,848	$611,806	$239,650

	American Funds				Pacific Dynamix -
	Asset Allocation(1)		Multi-Strategy		Conservative Growth(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38,858		$16,159	($11,656)	$4,139
Realized gain (loss)	(2,213)		(59,083)	52,633	5,263
Change in unrealized appreciation (depreciation) on investments	266,602		124,596	(428,657)	7,177

Net Increase (Decrease) in Net Assets Resulting from Operations	303,247		81,672	(387,680)	16,579

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,978,382		13,011	3,787	309,728
Transfers between variable and fixed accounts, net	1,349,035		(11,038)	(191,209)	217,543
Contract maintenance charges	(295,365)		(198)	(2,171)	—
Contract benefits and terminations	(21,069)		(59,530)	(39,294)	(1,054)
Other	(908)		883	252	(31)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,010,075		(56,872)	(228,635)	526,186

NET INCREASE (DECREASE) IN NET ASSETS	3,313,322		24,800	(616,315)	542,765

NET ASSETS
Beginning of Year or Periods	—		425,187	1,041,502	—

End of Year or Periods	$3,313,322		$449,987	$425,187	$542,765

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Pacific Dynamix -		Pacific Dynamix -		AIM V.I. PowerShares ETF
	Moderate Growth(1)		Growth(1)		Allocation Series II(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,035		$1,276		$1,855
Realized gain	7,135		8,776		1,002
Change in unrealized appreciation on investments	35,550		12,765		72,286

Net Increase in Net Assets Resulting from Operations	49,720		22,817		75,143

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	547,184		291,179		120,699
Transfers between variable and fixed accounts, net	524,683		119,270		616,291
Contract maintenance charges	(25)		—		(289)
Contract benefits and terminations	(779)		(1,057)		(1,930)
Other	326		471		(46)

Net Increase in Net Assets Derived from Contract Owner Transactions	1,071,389		409,863		734,725

NET INCREASE IN NET ASSETS	1,121,109		432,680		809,868

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$1,121,109		$432,680		$809,868

	AllianceBernstein VPS Balanced		BlackRock Global Allocation		Franklin Templeton VIP Founding
	Wealth Strategy Class B(2)		V.I. Class III(3)		Funds Allocation Class 4(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($14,699)	$9,987	$176,433	$218,346	$58,313	$30,213
Realized gain (loss)	(290,785)	(2,566)	(239,854)	(225,278)	(56,563)	31,798
Change in unrealized appreciation (depreciation) on investments	637,940	(386,728)	5,088,220	(1,275,754)	895,148	(351,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	332,456	(379,307)	5,024,799	(1,282,686)	896,898	(289,336)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	667,459	990,082	6,199,077	4,959,838	1,520,806	1,190,051
Transfers between variable and fixed accounts, net	(126,907)	1,168,910	12,165,265	7,380,106	1,001,777	534,052
Contract maintenance charges	(65,066)	(3,092)	(484,150)	(15,440)	(47,076)	(233)
Contract benefits and terminations	(26,670)	(10,904)	(427,490)	(38,514)	(35,410)	(887)
Other	345	(108)	(1,205)	185	(186)	731

Net Increase in Net Assets Derived from Contract Owner Transactions	449,161	2,144,888	17,451,497	12,286,175	2,439,911	1,723,714

NET INCREASE IN NET ASSETS	781,617	1,765,581	22,476,296	11,003,489	3,336,809	1,434,378

NET ASSETS
Beginning of Year or Periods	1,765,581	—	11,003,489	—	1,434,378	—

End of Year or Periods	$2,547,198	$1,765,581	$33,479,785	$11,003,489	$4,771,187	$1,434,378

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on May 8, 2008.

(3)	Operations commenced on May 6, 2008.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2009	2008
	GE Investments Total		Van Kampen LIT Global	JPMorgan Insurance Trust
	Return Class 3(1)		Tactical Asset Allocation Class II(1)	Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,136		$2,512	$166	$119
Realized gain (loss)	323,692		7,689	(94)	(37)
Change in unrealized appreciation (depreciation) on investments	13,823		7,868	3,396	(8,723)

Net Increase (Decrease) in Net Assets Resulting from Operations	358,651		18,069	3,468	(8,641)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,953,830		107,649	—	—
Transfers between variable and fixed accounts, net	826,406		213,702	—	—
Contract maintenance charges	(1,117)		(273)	—	—
Contract benefits and terminations	(89,402)		—	—	—
Other	(73)		(22)	(1)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,689,644		321,056	(1)	1

NET INCREASE (DECREASE) IN NET ASSETS	3,048,295		339,125	3,467	(8,640)

NET ASSETS
Beginning of Year or Periods	—		—	14,050	22,690

End of Year or Periods	$3,048,295		$339,125	$17,517	$14,050

	JPMorgan Insurance Trust
	U.S. Equity(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,699	$682
Realized gain (loss)	(173,399)	36,282
Change in unrealized appreciation (depreciation) on investments	310,999	(439,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	149,299	(402,534)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,248	19,614
Transfers between variable and fixed accounts, net	(211,070)	(641,839)
Contract maintenance charges	(4,951)	(7,612)
Contract benefits and terminations	(17,667)	(35,643)
Other	20	118

Net Decrease in Net Assets Derived from Contract Owner Transactions	(230,420)	(665,362)

NET DECREASE IN NET ASSETS	(81,121)	(1,067,896)

NET ASSETS
Beginning of Year	685,760	1,753,656

End of Year	$604,639	$685,760

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Formerly named JPMorgan Insurance Trust Diversified Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), investment income ratios, and total returns for each year or period ended December 31 are presented in the table below. The expense ratios for each of the Variable Accounts are discussed in Note 3 in Notes to Financial Statements.

	At the End of Each Year or Period
					Investment
Variable Accounts	Total Units		AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

Diversified Bond
2009	6,489,131	$68,086,785	$10.01	$11.05	3.96%	11.88%	13.68%
2008	5,401,678	50,572,169	9.05	9.72	4.06%	(9.49%)	(8.17%)
2007	4,617,510	47,784,616	9.95	10.59	5.04%	(0.55%)	0.91%
05/05/2006 - 12/31/2006	1,642,685	17,082,417	10.39	10.49	4.74%	3.80%	4.79%

Floating Rate Loan
2009	3,859,677	$31,865,722	$8.21	$10.21	5.01%	21.85%	23.81%
2008	2,786,166	18,799,133	6.73	7.19	7.54%	(30.58%)	(29.56%)
05/04/2007 - 12/31/2007	1,858,008	18,024,546	9.69	9.79	6.55%	(3.08%)	(2.15%)

High Yield Bond
2009	2,083,452	$27,590,506	$10.27	$16.41	8.98%	37.11%	39.31%
2008	1,325,511	13,007,918	7.45	11.89	9.01%	(23.63%)	(22.51%)
2007	992,847	12,976,478	9.70	15.50	7.65%	0.55%	2.03%
2006	837,990	10,923,296	12.90	15.35	7.36%	7.42%	7.91%
2005	858,556	10,360,669	12.01	14.22	7.15%	0.50%	0.70%

Inflation Managed

2009	8,651,634	$124,132,789	$10.04	$19.57	4.21%	18.41%	20.32%
2008	7,855,762	96,389,562	8.71	16.43	2.87%	(11.00%)	(9.70%)
2007	7,181,984	100,602,628	10.85	18.37	4.31%	8.11%	9.70%
2006	4,690,569	60,888,955	12.82	16.92	4.08%	(1.32%)	(0.87%)
2005	3,400,457	44,389,105	12.99	17.07	3.02%	0.67%	0.87%

Managed Bond

2009	8,356,476	$123,701,624	$10.06	$20.82	7.01%	18.61%	20.53%
2008	7,137,647	89,937,533	9.40	17.45	4.67%	(3.51%)	(2.10%)
2007	6,282,586	83,079,953	10.75	18.00	4.54%	6.53%	8.10%
2006	4,210,176	52,289,690	12.25	16.82	4.00%	2.89%	3.36%
2005	3,858,177	46,167,224	11.91	16.27	3.44%	0.76%	0.96%

Money Market

2009	669,267	$7,014,068	$9.85	$13.25	0.23%	(1.67%)	(0.23%)
2008	1,136,036	12,081,669	10.33	13.41	2.22%	0.49%	1.95%
2007	551,343	5,880,103	10.20	13.29	4.87%	3.06%	4.57%
2006	631,192	6,460,933	10.14	12.84	4.63%	2.78%	3.24%
2005	531,992	5,274,599	9.87	12.43	2.80%	0.94%	1.14%

Short Duration Bond
2009	4,347,541	$45,131,399	$9.98	$11.35	3.09%	6.51%	8.22%
2008	4,157,853	40,423,267	9.49	10.49	3.97%	(6.83%)	(5.47%)
2007	3,330,990	34,740,397	10.20	11.10	4.48%	2.54%	4.05%
2006	3,808,995	38,701,782	10.11	10.66	4.13%	2.36%	2.82%
2005	3,163,961	31,358,299	9.88	10.00	3.05%	(0.28%)	(0.08%)

American Funds Growth
2009	2,427,626	$24,337,906	$7.50	$11.19	0.10%	36.12%	38.31%
2008	4,210,976	31,327,459	5.48	8.09	0.67%	(45.21%)	(44.41%)
2007	2,526,383	35,174,035	9.95	14.55	0.46%	9.87%	11.48%
2006	2,595,800	33,153,114	12.74	13.05	0.60%	7.80%	8.29%
05/02/2005 - 12/31/2005	1,292,399	15,290,986	11.82	11.86	0.69%	18.22%	18.22%

American Funds Growth-Income
2009	4,454,342	$42,286,535	$7.51	$10.72	1.27%	28.15%	30.22%
2008	4,000,758	29,862,243	5.82	8.05	1.44%	(39.22%)	(38.33%)
2007	3,734,874	46,714,709	9.53	13.06	1.48%	2.73%	4.24%
2006	2,443,002	29,934,474	12.23	12.52	1.64%	12.68%	13.18%
05/02/2005 - 12/31/2005	1,056,189	11,470,523	10.85	10.88	1.75%	8.51%	8.51%

Comstock
2009	6,950,276	$63,344,501	$7.01	$10.60	1.50%	26.13%	28.16%
2008	5,630,673	41,092,211	5.52	7.98	2.21%	(37.95%)	(37.04%)
2007	5,317,814	63,795,997	8.85	12.68	1.79%	(4.80%)	(3.40%)
2006	2,439,141	30,967,529	11.61	13.13	1.89%	14.21%	14.72%
2005	1,375,361	15,304,930	10.14	11.17	1.71%	2.45%	2.66%

Diversified Research
2009	1,276,681	$11,669,357	$7.34	$10.86	1.41%	29.78%	31.87%
2008	2,318,104	16,405,502	5.62	7.71	1.12%	(40.19%)	(39.31%)
2007	2,604,022	31,317,784	9.35	12.77	0.79%	(0.67%)	0.79%
2006	2,358,520	28,692,897	12.08	12.80	0.85%	9.92%	10.42%
2005	1,254,796	13,850,734	10.99	11.60	0.64%	3.31%	3.52%

See Notes to Financial Statements	See explanation of references on page J-18

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
					Investment
Variable Accounts	Total Units		AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

Equity
2009	40,243	$333,177	$7.60	$8.34	1.08%	32.75%	34.69%
2008	24,656	152,115	5.68	6.27	0.52%	(42.20%)	(41.36%)
2007	28,658	305,985	10.48	10.83	0.24%	4.31%	5.84%
2006	22,754	230,912	9.79	15.20	0.48%	6.67%	6.88%
2005	8,209	79,298	9.62	9.69	0.30%	4.58%	4.79%

Equity Index
2009	9,764,864	$92,156,047	$7.38	$18.17	2.15%	23.86%	25.86%
2008	3,811,693	29,374,683	5.92	14.58	2.68%	(38.50%)	(37.60%)
2007	1,518,541	19,468,189	9.58	23.61	1.90%	3.29%	4.81%
2006	1,646,086	20,517,834	12.03	22.75	2.10%	13.41%	13.92%
2005	1,181,764	12,800,211	10.75	19.97	2.34%	2.75%	2.96%

Focused 30
2009	83,895	$1,156,748	$7.30	$15.55	0.00%	47.68%	48.71%
2008	800,124	7,676,004	4.93	11.74	0.06%	(51.06%)	(50.96%)
2007	42,598	909,868	21.19	21.43	0.36%	29.41%	29.67%
2006	49,163	808,904	11.28	18.00	0.07%	21.45%	21.70%
2005	22,288	301,114	13.48	13.58	1.08%	19.84%	20.08%

Growth LT
2009	3,337,829	$34,727,221	$8.03	$21.61	1.06%	34.57%	36.74%
2008	2,975,378	23,260,915	5.93	15.96	0.63%	(42.04%)	(41.19%)
2007	1,821,761	25,233,718	10.17	27.42	0.50%	13.50%	14.01%
2006	1,509,989	18,504,001	10.18	24.05	0.67%	7.71%	8.19%
2005	968,232	10,817,008	11.11	22.23	0.25%	5.71%	5.92%

Large-Cap Growth (4)
2009	5,334,327	$38,509,878	$5.74	$11.05	0.07%	37.72%	39.94%
2008	2,533,415	13,197,626	4.15	5.46	0.00%	(51.39%)	(50.67%)
2007	1,957,454	20,974,642	8.52	11.06	0.00%	19.39%	21.14%
2006	3,486,140	31,103,019	7.12	9.03	0.23%	(5.58%)	(5.15%)
2005	2,542,248	24,167,800	7.52	9.55	0.33%	1.06%	1.26%

Large-Cap Value
2009	9,867,723	$95,075,869	$7.37	$12.24	2.32%	20.69%	22.64%
2008	6,418,608	51,825,839	6.07	10.08	1.98%	(35.99%)	(35.06%)
2007	4,970,862	64,102,793	9.43	15.68	1.44%	1.63%	3.12%
2006	3,217,503	41,072,846	12.62	15.36	1.37%	15.43%	15.95%
2005	2,813,544	30,910,003	10.93	13.24	1.20%	4.22%	4.42%

Long/Short Large-Cap
2009	5,701,649	$46,701,664	$8.05	$10.73	0.89%	25.03%	27.05%
05/02/2008 - 12/31/2008	3,320,814	21,674,912	6.44	6.58	1.00%	(35.84%)	(35.21%)

Main Street Core
2009	3,631,134	$32,033,705	$7.28	$14.99	1.41%	26.79%	28.84%
2008	4,882,545	34,239,243	5.71	11.75	1.55%	(39.99%)	(39.11%)
2007	4,229,194	50,245,909	9.46	19.50	1.38%	2.48%	3.98%
2006	2,998,316	34,889,827	11.05	18.94	1.42%	13.07%	13.58%
2005	2,457,335	25,149,586	10.18	16.68	1.36%	4.05%	4.26%

Mid-Cap Equity (5)
2009	4,611,758	$51,731,616	$7.07	$18.40	0.96%	36.89%	39.10%
2008	8,511,329	71,167,633	5.13	13.36	1.78%	(40.12%)	(39.24%)
2007	6,618,463	96,697,496	8.52	22.21	0.89%	(3.95%)	(2.54%)
2006	4,464,729	68,904,342	15.16	23.02	0.84%	12.87%	13.38%
2005	2,661,493	35,947,417	13.43	20.31	0.69%	6.88%	7.09%

Mid-Cap Growth
2009	3,110,344	$30,981,317	$7.67	$10.90	0.37%	56.18%	58.69%
2008	2,173,344	13,914,220	4.89	6.64	0.13%	(49.31%)	(48.57%)
2007	2,227,616	28,435,634	9.62	13.07	0.49%	20.65%	22.42%
2006	1,701,103	18,099,276	7.96	10.81	0.38%	6.94%	7.15%
2005	65,982	663,583	10.01	10.09	0.00%	15.75%	15.98%

Mid-Cap Value (6)
05/01/2009 - 12/31/2009	2,520,417	$32,989,307	$11.00	$13.20	0.96%	30.61%	32.01%

Small-Cap Equity (7)
2009	1,803,360	$22,049,272	$8.96	$13.71	0.74%	27.64%	29.70%
2008	1,806,140	17,496,290	6.98	10.57	0.64%	(27.47%)	(26.41%)
2007	810,438	11,108,895	9.57	14.36	0.30%	4.08%	4.55%
2006	144,988	1,928,770	13.27	13.60	0.92%	16.51%	17.03%
05/02/2005 - 12/31/2005	69,822	796,220	11.39	11.43	0.77%	13.93%	13.93%

See Notes to Financial Statements	See explanation of references on page J-18

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
					Investment
Variable Accounts	Total Units		AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

Small-Cap Growth (8)
2009	1,742,004	$16,184,187	$7.86	$11.10	0.00%	44.52%	46.85%
2008	2,258,485	14,566,689	5.40	6.88	0.00%	(48.09%)	(47.32%)
2007	1,438,963	18,108,321	10.35	13.17	0.00%	12.98%	14.64%
2006	700,917	7,836,779	11.10	11.61	0.30%	3.14%	3.61%
2005	620,697	6,712,733	10.76	11.20	0.32%	0.78%	0.98%

Small-Cap Index
2009	333,744	$3,660,900	$7.25	$13.69	1.27%	25.65%	27.68%
2008	325,432	2,866,946	5.73	10.83	0.80%	(36.22%)	(35.29%)
2007	1,743,285	24,780,999	8.94	16.91	1.87%	(3.82%)	(2.41%)
2006	547,565	8,205,769	14.82	17.50	1.29%	15.63%	16.15%
2005	896,778	11,551,229	12.82	15.06	0.55%	2.47%	2.68%

Small-Cap Value
2009	1,138,717	$17,748,325	$8.03	$19.70	2.82%	24.66%	26.67%
2008	679,724	8,898,964	6.40	15.55	2.68%	(29.54%)	(28.51%)
2007	521,231	10,440,985	9.04	21.76	2.24%	1.23%	2.72%
2006	419,388	8,464,277	20.08	21.18	2.33%	17.56%	18.09%
2005	461,420	7,904,914	17.08	17.29	1.17%	11.57%	11.79%

Emerging Markets
2009	1,471,354	$42,408,570	$9.43	$46.39	0.91%	81.14%	84.06%
2008	1,431,464	24,438,901	5.21	25.20	1.83%	(48.65%)	(47.89%)
2007	1,037,150	39,878,897	11.42	48.37	1.18%	30.64%	32.56%
2006	787,003	24,542,091	20.57	36.49	0.86%	22.13%	22.67%
2005	598,795	15,533,470	16.80	26.10	1.15%	38.89%	39.17%

International Large-Cap
2009	5,365,802	$71,959,522	$8.33	$15.53	1.64%	30.97%	33.08%
2008	5,074,108	53,226,176	6.32	11.67	2.44%	(36.54%)	(35.61%)
2007	3,930,403	67,632,662	9.90	18.13	1.55%	7.25%	8.82%
2006	4,560,053	74,589,688	10.46	16.77	3.12%	24.68%	25.24%
2005	3,532,779	47,112,095	8.37	13.42	0.96%	10.64%	10.86%

International Small-Cap
2009	4,010,926	$27,124,832	$5.96	$10.28	1.47%	27.70%	29.76%
2008	3,297,196	17,493,433	4.64	5.57	2.36%	(48.80%)	(48.05%)
2007	2,516,581	26,302,945	9.02	10.73	1.31%	2.80%	4.31%
05/05/2006 - 12/31/2006	1,584,685	16,152,471	10.18	10.28	0.24%	0.26%	0.55%

International Value
2009	5,736,169	$55,797,933	$6.09	$12.11	2.10%	25.47%	27.49%
2008	7,305,689	57,977,422	4.82	9.59	3.51%	(48.74%)	(47.99%)
2007	5,011,159	81,225,563	9.37	18.63	2.48%	4.28%	5.82%
2006	2,780,552	43,886,045	15.53	17.78	1.89%	23.39%	23.95%
2005	2,071,249	26,370,451	12.67	14.35	1.97%	7.43%	7.64%

Health Sciences
2009	68,378	$822,535	$9.22	$12.84	0.11%	24.89%	25.46%
2008	32,343	327,549	8.93	10.26	1.19%	(29.48%)	(29.16%)
2007	34,403	494,178	12.81	14.52	0.00%	14.33%	14.84%
2006	30,881	387,466	11.02	12.78	0.00%	6.13%	6.35%
2005	32,148	381,210	11.83	11.92	0.00%	13.18%	13.40%

Real Estate
2009	1,070,801	$14,745,538	$6.03	$25.01	2.13%	29.65%	31.75%
2008	935,547	10,330,848	4.62	19.17	3.77%	(41.09%)	(40.23%)
2007	912,559	18,857,709	7.80	32.40	1.34%	(17.71%)	(16.50%)
2006	597,905	15,654,304	25.73	39.20	3.46%	35.54%	36.15%
2005	433,955	8,283,958	18.98	28.79	0.99%	14.65%	14.88%

Technology
2009	71,735	$611,806	$4.99	$8.92	0.00%	49.78%	50.45%
2008	42,347	239,650	3.32	5.94	0.11%	(52.53%)	(52.31%)
2007	40,035	475,550	6.95	12.49	0.05%	20.77%	21.31%
2006	44,564	439,645	5.66	10.32	0.00%	7.34%	7.56%
2005	42,943	410,155	9.52	9.59	0.00%	19.49%	19.73%

American Funds Asset Allocation (6)
02/10/2009 - 12/31/2009	258,772	$3,313,322	$10.58	$12.85	4.74%	26.52%	26.52%

Multi-Strategy
2009	53,117	$449,987	$6.34	$13.35	5.72%	20.74%	21.29%
2008	60,096	425,187	7.03	11.01	0.15%	(45.99%)	(45.75%)
2007	79,526	1,041,502	13.01	20.29	2.92%	2.42%	2.89%
2006	90,774	1,158,902	12.70	19.72	2.52%	9.64%	9.86%
2005	96,917	1,127,004	11.58	11.67	2.26%	1.88%	2.08%

See Notes to Financial Statements	See explanation of references on page J-18

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
					Investment
Variable Accounts	Total Units		AUV (1)		Income	Total Return (3)
For Each Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

Pacific Dynamix - Conservative Growth (6)
06/29/2009 - 12/31/2009	47,913	$542,765	$11.29	$11.34	4.23%	10.44%	10.44%

Pacific Dynamix - Moderate Growth (6)
06/04/2009 - 12/31/2009	94,587	$1,121,109	$11.81	$11.87	4.01%	12.94%	12.94%

Pacific Dynamix — Growth (6)
06/29/2009 - 12/31/2009	35,100	$432,680	$12.28	$12.34	2.33%	17.36%	17.36%

AIM V.I. PowerShares ETF Allocation Series II (6)
02/09/2009 - 12/31/2009	60,756	$809,868	$13.29	$13.38	2.06%	31.16%	31.16%

AllianceBernstein VPS Balanced Wealth Strategy Class B
2009	294,149	$2,547,198	$8.61	$8.71	0.77%	22.17%	23.03%
05/08/2008 - 12/31/2008	250,166	1,765,581	7.05	7.08	3.05%	(29.44%)	(29.44%)

BlackRock Global Allocation V.I. Class III
2009	3,564,014	$33,479,785	$9.29	$10.38	2.37%	18.52%	20.43%
05/06/2008 - 12/31/2008	1,394,118	11,003,489	7.84	7.96	6.98%	(21.83%)	(21.83%)

Franklin Templeton VIP Founding Funds Allocation Class 4
2009	565,335	$4,771,187	$8.35	$10.56	3.59%	27.68%	28.58%
05/08/2008 - 12/31/2008	217,481	1,434,378	6.58	6.61	8.14%	(34.15%)	(34.15%)

GE Investments Total Return Class 3 (6)
03/05/2009 - 12/31/2009	243,856	$3,048,295	$12.44	$12.54	3.00%	35.36%	35.36%

Van Kampen LIT Global Tactical Asset Allocation Class II (6)
02/10/2009 - 12/31/2009	26,945	$339,125	$12.56	$12.64	4.49%	25.00%	25.00%

JPMorgan Insurance Trust Equity Index (9)
2009	1,753	$17,517	$9.99	$9.99	2.52%	24.68%	24.68%
2008	1,753	14,050	8.02	8.02	2.03%	(38.08%)	(38.08%)
2007	1,753	22,690	12.95	12.95	1.43%	3.63%	3.63%
10/24/2006 - 12/31/2006	1,753	21,896	12.43	12.49	0.00%	3.06%	3.06%

JPMorgan Insurance Trust U.S. Equity (10)
2009	53,887	$604,639	$11.13	$11.26	3.47%	31.56%	31.82%
2008	80,513	685,760	8.46	8.54	1.52%	(35.84%)	(35.71%)
05/04/2007 - 12/31/2007	132,319	1,753,656	13.19	13.28	0.00%	0.54%	0.67%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account.

(9)	Prior to May 1, 2006, JPMorgan Insurance Trust Equity Index Variable Account was named JPMorgan Investment Trust Equity Index Variable Account.

(10)	Prior to April 25, 2009, JPMorgan Insurance Trust U.S. Equity Variable Account was named JPMorgan Insurance Trust Diversified Equity Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Diversified Equity Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2009 is comprised of fifty subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Van Kampen Life Investment Trust, and JPMorgan Insurance Trust (collectively, the “Funds”). Forty-six of the fifty Variable Accounts are presented in the Schedule of Investments in Section I of this brochure. All units were fully redeemed or transferred prior to December 31, 2007 from the JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts and there have been no investments since then. There have been no investments in the JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Account since the variable account was added to the Separate Account.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following eight new Variable Accounts, all of which commenced operations during 2009:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

Mid-Cap Value	May 1, 2009	Pacific Dynamix – Growth	June 29, 2009
American Funds Asset Allocation	February 10, 2009	AIM V.I. PowerShares ETF Allocation Series II	February 9, 2009
Pacific Dynamix – Conservative Growth	June 29, 2009	GE Investments Total Return Class 3*	March 5, 2009
Pacific Dynamix – Moderate Growth	June 4, 2009	Van Kampen LIT Global Tactical Asset Allocation Class II	February 10, 2009

*	All the investments in GE Investments Total Return Class 4 were converted to GE Investments Total Return Class 3 on November 20, 2009.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) as the single source of authoritative accounting guidance under the Generally Accepted Accounting Principles Topic. The ASC does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the ASC carries an equal level of authority. The ASC changed how the Separate Account references U.S. GAAP in its notes to financial statements.
     In addition, the Separate Account implemented new guidance under ASC Topic 855, Subsequent Events (See disclosure in Note 8 for details).
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Odyssey, Pacific Voyages, Pacific Value Edge, and Pacific One Select. Each of them has two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider.
     PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, and additional death benefit riders charges for Contract owners who purchased the Stepped-Up Death Benefit Rider. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction to unit values:

	Death Benefit Options
Pacific Portfolios Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

Pacific Voyages Contracts

M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific Value Edge Contracts

M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.80%	2.00%

Pacific One Select Contracts

M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

     Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the contract by rider. The charges for riders can range depending on the individual contract. These fees are assessed directly to each Contract owner account through a redemption of units and are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of PSF, which are included in Section F of this brochure. For the year ended December 31, 2009, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2009, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$19,805,402	$7,437,322
Floating Rate Loan	12,039,856	2,962,534
High Yield Bond	11,875,157	2,114,366
Inflation Managed	29,201,960	12,546,604
Managed Bond	38,692,581	10,241,317
Money Market	8,534,113	13,600,326
Short Duration Bond	14,654,298	11,892,359
American Funds Growth	9,393,961	19,299,896
American Funds Growth-Income	9,931,697	3,333,002
Comstock	12,038,574	3,805,873
Diversified Research	2,186,649	9,814,278
Equity	116,023	20,132
Equity Index	48,519,691	4,467,847
Focused 30	977,864	8,803,986
Growth LT	5,061,132	2,617,280
Large-Cap Growth	17,107,742	2,232,701
Large-Cap Value	29,495,002	3,437,208
Long/Short Large-Cap	17,134,226	2,007,833
Main Street Core	6,014,639	15,545,189
Mid-Cap Equity	8,745,094	44,399,553
Mid-Cap Growth	9,072,775	2,953,499
Mid-Cap Value (1)	29,710,364	2,190,452
Small-Cap Equity	2,493,425	2,952,229
Small-Cap Growth	2,054,755	6,051,078
Small-Cap Index	693,009	439,098
Small-Cap Value	6,606,784	1,331,659
Emerging Markets	10,131,085	7,093,595
International Large-Cap	7,647,600	6,822,748
International Small-Cap	5,859,314	2,624,945
International Value	10,910,654	24,482,581
Health Sciences	425,846	64,224
Real Estate	2,651,767	1,974,193
Technology	325,674	100,675
American Funds Asset Allocation (1)	3,454,107	404,962
Multi-Strategy	51,848	92,559
Pacific Dynamix — Conservative Growth (1)	537,072	1,450
Pacific Dynamix — Moderate Growth (1)	1,089,283	3,640
Pacific Dynamix — Growth (1)	421,460	1,514
AIM V.I. PowerShares ETF Allocation Series II (1)	744,984	7,226
AllianceBernstein VPS Balanced Wealth Strategy Class B	1,130,271	695,760
BlackRock Global Allocation V.I. Class III	19,202,987	1,573,665
Franklin Templeton VIP Founding Funds Allocation Class 4	2,642,155	143,746
GE Investments Total Return Class 3 (1)	5,663,714	2,952,629
Van Kampen LIT Global Tactical Asset Allocation Class II (1)	346,668	15,535
JPMorgan Insurance Trust Equity Index	373	208
JPMorgan Insurance Trust U.S. Equity	31,162	249,894

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
6. FAIR VALUE MEASUREMENTS
     Under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Separate Account is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical holdings
     Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 – Significant unobservable inputs that are not corroborated by observable market data.
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2009, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section I of this brochure were characterized as Level 1 as defined in ASC 820.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2009 and 2008 were as follows:

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	2,691,533	(1,604,080)	1,087,453	2,687,491	(1,903,323)	784,168
Floating Rate Loan	1,794,965	(721,454)	1,073,511	1,545,280	(617,122)	928,158
High Yield Bond	1,096,301	(338,360)	757,941	618,687	(286,023)	332,664
Inflation Managed	2,725,313	(1,929,441)	795,872	3,216,885	(2,543,107)	673,778
Managed Bond	3,129,533	(1,910,704)	1,218,829	3,168,937	(2,313,876)	855,061
Money Market	899,139	(1,365,908)	(466,769)	1,801,232	(1,216,539)	584,693
Short Duration Bond	1,845,152	(1,655,464)	189,688	2,151,748	(1,324,885)	826,863
American Funds Growth	876,480	(2,659,830)	(1,783,350)	2,385,982	(701,389)	1,684,593
American Funds Growth-Income	1,130,608	(677,024)	453,584	1,587,649	(1,321,765)	265,884
Comstock	2,267,410	(947,807)	1,319,603	2,396,716	(2,083,857)	312,859
Diversified Research	457,999	(1,499,422)	(1,041,423)	977,092	(1,263,010)	(285,918)
Equity	17,871	(2,284)	15,587	3,964	(7,966)	(4,002)
Equity Index	6,919,541	(966,370)	5,953,171	2,764,680	(471,528)	2,293,152
Focused 30	147,702	(863,931)	(716,229)	852,085	(94,559)	757,526
Growth LT	904,946	(542,495)	362,451	1,668,629	(515,012)	1,153,617
Large-Cap Growth	3,446,379	(645,467)	2,800,912	1,094,222	(518,261)	575,961
Large-Cap Value	4,371,280	(922,165)	3,449,115	2,340,284	(892,538)	1,447,746
Long/Short Large-Cap (1)	2,965,075	(584,240)	2,380,835	3,646,212	(325,398)	3,320,814
Main Street Core	1,151,900	(2,403,311)	(1,251,411)	2,273,853	(1,620,502)	653,351
Mid-Cap Equity	1,692,452	(5,592,023)	(3,899,571)	3,650,835	(1,757,969)	1,892,866
Mid-Cap Growth	1,546,096	(609,096)	937,000	1,040,376	(1,094,648)	(54,272)
Mid-Cap Value (2)	2,801,777	(281,360)	2,520,417
Small-Cap Equity	396,650	(399,430)	(2,780)	1,349,282	(353,580)	995,702
Small-Cap Growth	486,414	(1,002,895)	(516,481)	1,294,410	(474,888)	819,522
Small-Cap Index	62,138	(53,826)	8,312	396,891	(1,814,744)	(1,417,853)
Small-Cap Value	613,352	(154,359)	458,993	572,958	(414,465)	158,493
Emerging Markets	493,559	(453,669)	39,890	721,633	(327,319)	394,314
International Large-Cap	1,365,744	(1,074,050)	291,694	2,226,825	(1,083,120)	1,143,705
International Small-Cap	1,450,646	(736,916)	713,730	1,627,711	(847,096)	780,615
International Value	2,093,495	(3,663,015)	(1,569,520)	3,401,868	(1,107,338)	2,294,530
Health Sciences	42,130	(6,095)	36,035	8,115	(10,175)	(2,060)
Real Estate	430,079	(294,825)	135,254	512,176	(489,188)	22,988
Technology	43,621	(14,233)	29,388	21,207	(18,895)	2,312
American Funds Asset Allocation (2)	286,670	(27,898)	258,772
Multi-Strategy	4,306	(11,285)	(6,979)	3,575	(23,005)	(19,430)
Pacific Dynamix — Conservative Growth (2)	48,007	(94)	47,913
Pacific Dynamix — Moderate Growth (2)	94,656	(69)	94,587
Pacific Dynamix — Growth (2)	35,189	(89)	35,100
AIM V.I. PowerShares ETF Allocation Series II (2)	62,844	(2,088)	60,756
AllianceBernstein VPS Balanced Wealth Strategy Class B (3)	151,323	(107,340)	43,983	252,539	(2,373)	250,166
BlackRock Global Allocation V.I. Class III (4)	2,394,560	(224,664)	2,169,896	2,029,574	(635,456)	1,394,118
Franklin Templeton VIP Founding Funds Allocation Class 4 (3)	365,933	(18,079)	347,854	217,870	(389)	217,481
GE Investments Total Return Class 3 (2)	488,461	(244,605)	243,856
Van Kampen LIT Global Tactical Asset Allocation Class II (2)	28,138	(1,193)	26,945
JPMorgan Insurance Trust Equity Index	—	—	—	8,218	(60,024)	(51,806)
JPMorgan Insurance Trust U.S. Equity	1,959	(28,585)	(26,626)	—	—	—

(1)	Operations commenced on May 2, 2008.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(3)	Operations commenced on May 8, 2008.

(4)	Operations commenced on May 6, 2008.
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to December 31, 2009 through the date the financial statements were issued on February 26, 2010, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments of Separate Account A (the “Separate Account”) comprised of Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Diversified Research, Equity, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds Asset Allocation, Multi-Strategy, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, AIM V.I. PowerShares ETF Allocation Series II, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 4, GE Investments Total Return Class 3, Van Kampen LIT Global Tactical Asset Allocation Class II, JPMorgan Insurance Trust Equity Index and JPMorgan Insurance Trust U.S. Equity (formerly named JPMorgan Insurance Trust Diversified Equity) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2009, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 26, 2010

L-1

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 2829
Omaha, Nebraska 68103-2829

Annual Reports
as of December 31, 2009

•	Pacific Select Fund

•	Separate Account A of Pacific Life & Annuity Company

Form No. N355-10A